Vanguard Communication Services Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard Communication Services Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Communication Services 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the communication services sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS communication services sector is made up of companies that facilitate communication and offer related content and information through various mediums. It includes telecommunication companies and media and entertainment companies, including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.